Financial instruments - Sensitivity analysis – exposure to interest rates – derivative financial instruments (Details) - Interest rate risk [member] R$ in Thousands	3 Months Ended	9 Months Ended
	Sep. 30, 2025 BRL (R$)	Sep. 30, 2025 BRL (R$)
Possible 25%
Disclosure of detailed information about financial instruments [line items]
Sensitivity Analysis, Interest Rate, Percentage of Increase (Decrease)	25.00%	25.00%
Possible 25% | CDI | Derivative options
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	R$ (505,856)	R$ (505,856)
Possible 25% | CDI | Derivative swaps
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	(644,348)	(644,348)
Possible 25% | SOFR | Derivative swaps
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	R$ (119,894)	R$ (119,894)
Remote 50%
Disclosure of detailed information about financial instruments [line items]
Sensitivity Analysis, Interest Rate, Percentage of Increase (Decrease)	50.00%	50.00%
Remote 50% | CDI | Derivative options
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	R$ (951,432)	R$ (951,432)
Remote 50% | CDI | Derivative swaps
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	(1,182,728)	(1,182,728)
Remote 50% | SOFR | Derivative swaps
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	(233,105)	(233,105)
Probable (base value) | CDI | Derivative options
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	1,075,688	1,075,688
Probable (base value) | CDI | Derivative swaps
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	(710,040)	(710,040)
Probable (base value) | SOFR | Derivative swaps
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	R$ (710,040)	R$ (710,040)